Relationships with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Relationships with Related Parties

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Short-term benefits	3,300	5,202	7,046
Post-employment benefits	36	87	57
Termination benefits	—	—	4,380
Share-based payment	12,018	12,189	4,520

Total	15,353	17,478	16,004

Schedule of Amounts Payable to Related Parties	A schedule of amounts payable to related parties:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Compensation	1,121	535	2,964
Pension obligations	402	419	70

Total	1,523	954	3,034